Investment in joint ventures	12 Months Ended
Dec. 31, 2016
Investment in joint ventures [Abstract]
Investment in joint ventures
8.	Investment in joint ventures

On October 21, 2013, the Group acquired a 51% equity interest in Shaanxi Zhongmao. The Group and the other remaining shareholder exercises joint control over Shaanxi Zhongmao. The purpose of the joint venture is to undertake residential property development projects in Xi’an, Shaanxi Province. On February 23, 2016, upon the amendment of the articles of association, the Company obtained control over Shaanxi Zhongmao, which was previously accounted under equity method investment (see Note 9).

On March 19, 2014, the Group together with four other independent shareholders established a joint venture called Huayi Xincheng (Beijing) Intelligent City Construction Co., Ltd. (“Huayi Xincheng”), in which the Group holds a 40% equity interest. The purpose of the joint venture is to undertake residential property development projects in Beijing. As at December 31, 2016, the joint venture has no active residential projects.

On May 27, 2015, the Group together with an unrelated company, Nanjing Starry Sky Studios Management Co., Ltd. established a joint venture called Beijing Starry Sky Cinema Co., Ltd. (“Beijing Starry Sky Cinema”), in which the Group holds a 51% equity interest. The purpose of the joint venture is to operate movie theatres. The articles of association does not allow for the Company to exercise control over relevant activities of the investee.

On January 11, 2016, the Group together with two other entities established a joint venture called Shenzhen Zhong An Financial Lease Co., Ltd. (“Shenzhen Zhong An”), in which the Group holds a 25% equity interest. The purpose of the joint venture is to undertake financial lease businesses.

On November 3, 2016, the Group together with two other entities established a joint venture called Zhengzhou Xinci Health Service Co., Ltd. (“Zhengzhou Xinci”), in which the Group holds a 60% equity interest. The purpose of the joint venture is to provide health service in Zhengzhou. The articles of association does not allow for the Company to exercise control over relevant activities of the investee.

On December 26, 2016, the Group together with one other entity established a joint venture called Wuhan Qiaoxin Real Estate Co., Ltd. (“Wuhan Qiaoxin”), in which the Group holds a 49% equity interest. The purpose of the joint venture is to undertake residential property development projects in Wuhan. As at December 31, 2016, the joint venture has no active residential projects.

As of December 31, 2016, the Group’s investment in the investees in the aggregate exceeded its proportionate share of the net assets of the equity method investee by nil (December 31, 2015: $3,982,603). This difference represents equity method goodwill and therefore, is not amortized. Selected financial information of the equity method investees have not been presented as the effects were not material.